Segment Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting:
Segment Reporting Disclosure

Note 20. Geographic Information

In 2011, the Company operated in one industry segment, the development and manufacturing of alternative medical equipment. The Company's identifiable assets are located in one geographic area, the Republic of Korea (also known as South Korea). Sales revenue is attributable to geographic locations based on the location of the customer, as follows, for the years ended December 31:

	2011	2010	2009
Export
North America	~~W~~ 1,102,372	~~W~~ 855,509	~~W~~ 693,543
Asia	21,491	49,220	111,835
Europe	523,205	327,126	186,687
Other	89,432	44,993	107,966
	1736,500	1,276,848	1,100,031

Domestic Sales	817,833	61,842	273,348
	~~W~~ 2,554,333	~~W~~ 1,338,690	~~W~~ 1,373,379